Summary of Significant Accounting Policies - Revenue of Business Units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 242,860	$ 196,943	$ 181,284
Proterra Transit
Disaggregation of Revenue [Line Items]
Revenue	195,558	156,021	150,476
Proterra Powered and Energy
Disaggregation of Revenue [Line Items]
Revenue	$ 47,302	$ 40,922	$ 30,808